Document and Entity Information	Jan. 15, 2026
Cover [Abstract]
Entity Incorporation State Country Code	DE
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0000837465
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 15, 2026
Entity Registrant Name	CALLAWAY GOLF COMPANY
Entity File Number	1-10962
Entity Tax Identification Number	95-3797580
Entity Address, Address Line One	2180 RUTHERFORD ROAD
Entity Address, City or Town	CARLSBAD
Entity Address, Postal Zip Code	92008-7328
City Area Code	(760)
Local Phone Number	931-1771
Entity Information, Former Legal or Registered Name	TOPGOLF CALLAWAY BRANDS CORP.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	MODG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false